ING Life Insurance and Annuity Company and its Variable Annuity Account I
                        Supplement dated January 3, 2006

This supplement amends certain information contained in the most recent variable annuity prospectus. Please read it carefully and keep it with your variable annuity prospectus for future reference.

        ---------------------------------------------------------------


The "Industry Developments - Trading" sub-section of the prospectus is hereby deleted and replaced with the following:

Trading - Industry Developments

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

As previously reported, ING Funds Distributors, LLC ("IFD"), the distributor of certain ING Funds (U.S.) and an affiliate of the Company, received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff made a preliminary determination to recommend disciplinary action against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with certain frequent trading arrangements.

In September of 2005 IFD settled an administrative proceeding with the NASD regarding these arrangements. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions:
(i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds (U.S.) for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to the NASD regarding the review and establishment of certain procedures. IFD's settlement of this administrative proceeding is not material to the Company.

Other regulators, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.


ILIAC-138496                   Page 1 of 2                          01/03/06

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

















ILIAC-138496                        Page 2 of 2                     01/03/06

--------------------------------------------------------------------------------
   ING LIFE INSURANCE AND ANNUITY COMPANY
   VARIABLE ANNUITY ACCOUNT I

                            ING MARATHON PLUS (IICA)
--------------------------------------------------------------------------------

                                                                 JANUARY 3, 2006

THE CONTRACTS. The contracts described in this prospectus are group or individual "ING Marathon Plus" deferred variable annuity contracts issued by ING Life Insurance and Annuity Company ("ILIAC," the "Company," "we," "us," "our"). Prior to January 1, 2006, the Contract was issued by ING Insurance Company of America ("IICA"). On December 31, 2005, IICA merged with and into ING Life Insurance and Annuity Company, and ING Life Insurance and Annuity Company assumed responsibility for all of IICA's obligations under the contracts. See "Other Topics: The Company" for information about the merger of IICA with and into the Company. They were issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity ("IRA") under section 408(b) of the Internal Revenue Code of 1986, as amended ("Tax Code"); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans. We do not currently offer this Contract for sale to new purchasers.

Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully and keep it for future reference.

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the "separate account"), a separate account of the Company. Each subaccount invests in one of the mutual funds mentioned under the list of investment portfolios available under your Contract. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

THE FUNDS. Information about the funds in which the subaccounts invest is located in Appendix III--Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-531-4547. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.

GETTING ADDITIONAL INFORMATION. You may obtain free of charge the January 3, 2006, Statement of Additional Information ("SAI") about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission ("SEC") also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, http://www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-551-5850 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-130825. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.


IICA/ILIAC Marathon Plus - 137339

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INTEREST OPTIONS.

o ILIAC Guaranteed Account (the "Guaranteed Account") (formerly, IICA Guaranteed Account)
o    Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

THESE CONTRACTS ARE NOT DEPOSITS WITH, OBLIGATIONS OF OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC. THE CONTRACTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT OF YOUR INVESTMENT.








             THE INVESTMENT PORTFOLIOS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------


IICA/ILIAC Marathon Plus - 137339


The investment portfolios available under your Contract are:

ING INVESTORS TRUST                                                  ING VARIABLE PORTFOLIOS, INC.
 ING Evergreen Omega Portfolio (Class I)                              ING VP Global Science and Technology Portfolio
 ING FMR(SM) Earnings Growth Portfolio (Class I)                       (Class I)
 ING JPMorgan Emerging Markets Equity Portfolio (Class I)
 ING JPMorgan Value Opportunities Portfolio (Class S)                 ING VP Growth Portfolio (Class I)
 ING MFS Total Return Portfolio (Class I)                             ING VP Index Plus LargeCap Portfolio (Class I)
 ING Oppenheimer Main Street Portfolio (Class I)                      ING VP International Equity Portfolio (Class I)
 ING PIMCO High Yield Portfolio (Class S)                             ING VP Small Company Portfolio (Class I)
                                                                      ING VP Value Opportunity Portfolio (Class I)

ING PARTNERS, INC.                                                   ING VP BALANCED PORTFOLIO (CLASS I)
 ING American Century Select Portfolio (Initial Class)
 ING JPMorgan Fleming International Portfolio (Initial Class)        ING VP INTERMEDIATE BOND PORTFOLIO (CLASS I)
 ING MFS Capital Opportunities Portfolio (Initial Class)
 ING Oppenheimer Global Portfolio (Initial Class)                    ING VP MONEY MARKET PORTFOLIO (CLASS I)
 ING Oppenheimer Strategic Income Portfolio
    (Initial Class)
                                                                     CALVERT VARIABLE SERIES, INC.
 ING Salomon Brothers Aggressive Growth Portfolio                     Calvert Socially Balanced Portfolio
    (Initial Class)
 ING T. Rowe Price Diversified Mid Cap Growth Portfolio              FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
    (Initial Class)                                                   Fidelity VIP Asset Manager Portfolio (Class I)
 ING T. Rowe Price Growth Equity Portfolio                            Fidelity VIP Contrafund Portfolio (Class I)
    (Initial Class)                                                   Fidelity VIP Equity-Income Portfolio (Class I)
 ING UBS U.S. Large Cap Equity Portfolio (Initial Class)              Fidelity VIP Growth Portfolio (Class I)
 ING Van Kampen Equity and Income Portfolio                           Fidelity VIP High Income Portfolio (Class I)
    (Initial Class)                                                   Fidelity VIP Index 500 Portfolio (Class I)
                                                                      Fidelity VIP Overseas Portfolio (Class I)
ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
 ING VP Strategic Allocation Balanced Portfolio (Class I)            MFS VARIABLE INSURANCE SERIES
 ING VP Strategic Allocation Growth Portfolio (Class I)               MFS Strategic Income Series (Class I)
 ING VP Strategic Allocation Income Portfolio (Class I)

ING VARIABLE FUNDS                                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS
 ING VP Growth and Income Portfolio (Class I)                         Oppenheimer Aggressive Growth Fund


IICA/ILIAC Marathon Plus - 137339

--------------------------------------------------------------------------------
 TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                         PAGE

  CONTRACT OVERVIEW ......................................................  1
      Contract Design ....................................................  1
      Contract Facts .....................................................  1
  CONTRACT PHASES:  The Accumulation Phase, The Income Phase .............  2
  FEE TABLE ..............................................................  3
  CONDENSED FINANCIAL INFORMATION ........................................  5
  INVESTMENT OPTIONS .....................................................  6
  TRANSFERS AMONG INVESTMENT OPTIONS .....................................  7
  PURCHASE AND RIGHTS ....................................................  9
  RIGHT TO CANCEL ........................................................ 11
  FEES ................................................................... 12
  YOUR ACCOUNT VALUE ..................................................... 18
  WITHDRAWALS ............................................................ 19
  SYSTEMATIC DISTRIBUTION OPTIONS ........................................ 21
  DEATH BENEFIT .......................................................... 21
  THE INCOME PHASE........................................................ 26
  TAXATION ............................................................... 30
  OTHER TOPICS ........................................................... 39
      The Company -- Variable Annuity Account I -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Voting Rights -- Contract Modifications -- Transfer of Ownership: Assignment -- Involuntary Terminations -- Trading -- Industry Developments -- Legal Matters and Proceedings

  CONTACTS OF THE STATEMENT OF ADDITIONAL INFORMATION.................  SAI-1
  APPENDIX I -- ILIAC GUARANTEED ACCOUNT .............................    I-1
  APPENDIX II -- FIXED ACCOUNT .......................................   II-1
  APPENDIX III -- DESCRIPTION OF UNDERLYING FUNDS ....................  III-1
  APPENDIX IV -- CONDENSED FINANCIAL INFORMATION .....................   IV-1










IICA/ILIAC Marathon Plus - 137339                i

--------------------------------------------------------------------------------
 CONTRACT OVERVIEW
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

QUESTIONS:

CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

                           ING
                           P.O. Box 9271
                           Des Moines, IA 50306-9271
                           1-800-531-4547

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS. Use the following addresses when sending additional purchase payments.

     If using the U.S. Postal Service:           If using express mail:

     ING                                         ING
     Attn:  Customer Service                     Attn:  Customer Service Center
     P.O. Box 9271                               909 Locust Street
     Des Moines, IA 50306-9271                   Des Moines, IA 50309-2899

     Express mail packages should not be sent to the P.O. Box address.

CONTRACT DESIGN:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

CONTRACT FACTS:

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.


IICA/ILIAC Marathon Plus - 137339                1

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

--------------------------------------------------------------------------------
 CONTRACT PHASES
--------------------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

     o    Fixed Interest Options; or

     o Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

     o Receive income phase payments for a specified period of time or for life;

     o Receive income phase payments monthly, quarterly, semi-annually or annually;


IICA/ILIAC Marathon Plus - 137339                2

     o Select an income phase payment option that provides for payments to your beneficiary; or

     o Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

--------------------------------------------------------------------------------
 FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted*. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract.

MAXIMUM TRANSACTION FEES:

EARLY WITHDRAWAL CHARGE
(As a percentage of payments withdrawn.)

--------------------------------------------------------------------------------
                      CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
--------------------------------------------------------------------------------
            YEARS FROM RECEIPT

           OF PURCHASE PAYMENT                      EARLY WITHDRAWAL CHARGE
               Less than 2                                     7%
        2 or more but less than 4                              6%
        4 or more but less than 5                              5%
        5 or more but less than 6                              4%
        6 or more but less than 7                              3%
                7 or more                                      0%
--------------------------------------------------------------------------------
                               ROTH IRA CONTRACTS(1)
--------------------------------------------------------------------------------
         COMPLETED ACCOUNT YEARS                    EARLY WITHDRAWAL CHARGE
               Less than 1                                     5%
        1 or more but less than 2                              4%
        2 or more but less than 3                              3%
        3 or more but less than 4                              2%
        4 or more but less than 5                              1%
                5 or more                                      0%
--------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE(2)...................................... $30.00
TRANSFER CHARGE(3) ............................................ $10.00
--------------------------------------------------------------------------------

     (1) If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

     (2) The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees -- Annual Maintenance Fee."

     (3) We currently do not impose this charge, but we reserve the right to charge $10 per transfer after the 12th transfer each calendar year. See "Transfers."

* State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See "Premium and Other Taxes."

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.


IICA/ILIAC Marathon Plus - 137339                3

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE.
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

     o    Contracts other than Roth IRA Contracts Issued before May 1, 1998

         Mortality and Expense Risk Charge             1.25%(4)
         Administrative Expense Charge                 0.15%
                                                       -----
         Total Separate Account Expenses*              1.40%

     o    Roth IRA Contracts and Contracts Issued on or after May 1, 1998

         Mortality and Expense Risk Charge            1.10%(4)
         Administrative Expense Charge                0.15%
                                                      -----
         Total Separate Account Expenses*             1.25%

AMOUNT DURING THE INCOME PHASE.
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

     o    All Contracts

         Mortality and Expense Risk Charge                1.25%(4)
         Administrative Expense Charge            0.00% - 0.25%(5)
                                                  ----------------
         Total Separate Account Expenses          1.25% - 1.50%

          (4) Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees -- Mortality and Expense Risk Charge."

          (5) We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct the daily charge of not more than 0.25% per year. See "The Income Phase -- Charges Deducted."

FEES DEDUCTED BY THE FUNDS:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES                                   MINIMUM          MAXIMUM
-------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees(6), and other          0.10%            1.15%
expenses):
-------------------------------------------------------------------------------------------------------------

          (6) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, record keeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.


IICA/ILIAC Marathon Plus - 137339                4

EXAMPLES:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FOR CONTRACTS OTHER THAN ROTH IRA CONTRACTS

--------------------------------------------------------------------------------

   1) If you withdraw your entire account value at the end of the applicable time period:

          1 year             3 years           5 years           10 years
           $961              $1,402            $1,870            $2,915

   2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*

          1 year             3 years           5 years           10 years
           $261              $802              $1,370            $2,915

FOR ROTH IRA CONTRACTS

--------------------------------------------------------------------------------

   1) If you withdraw your entire account value at the end of the applicable time period:

           1 year             3 years           5 years           10 years
            $761              $1,102            $1,370            $2,915

   2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*

           1 year              3 years          5 years           10 years
            $261               $802             $1,370            $2,915
--------------------------------------------------------------------------------

        * This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

--------------------------------------------------------------------------------
 CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

--------------------------------------------------------------------------------
 INVESTMENT OPTIONS
--------------------------------------------------------------------------------


IICA/ILIAC Marathon Plus - 137339                5

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account are the fixed interest options available under your contract. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

SELECTING INVESTMENT OPTIONS:

          o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

          o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

          o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts,


IICA/ILIAC Marathon Plus - 137339                6
are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

          o    Shared - bought by more than one company.
          o    Mixed - bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

--------------------------------------------------------------------------------
 TRANSFERS AMONG INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

          1. exceeds our then-current monitoring standard for frequent trading;

          2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

          3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,


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


we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, movement between such funds and the Money Market Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic Instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar


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


cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

--------------------------------------------------------------------------------
 PURCHASE AND RIGHTS
--------------------------------------------------------------------------------

HOW TO PURCHASE: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

o Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

o Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

o Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You


IICA/ILIAC Marathon Plus - 137339                9
should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in Pennsylvania).

YOUR RIGHTS UNDER THE CONTRACT

o    Individual Contracts. You have all contract rights.

o Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

o Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

o    One lump sump;

o    Periodic payments; or

o    Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.

PURCHASE PAYMENT AMOUNTS.
The minimum initial purchase payment amounts are as follows:

------------------------------------------------------------------------------
                                         NONQUALIFIED          QUALIFIED
------------------------------------------------------------------------------
Minimum Initial Purchase Payment            $5,000               $1,500
------------------------------------------------------------------------------


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


Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

--------------------------------------------------------------------------------
 RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

--------------------------------------------------------------------------------
 FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fees and Expenses" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, where you requested a specified dollar amount, the amount withdrawn from your account will


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


be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES

--------------------------------------------------------------------------------
                 CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
--------------------------------------------------------------------------------
       YEARS FROM RECEIPT

      OF PURCHASE PAYMENT                      EARLY WITHDRAWAL CHARGE
          Less than 2                                     7%
   2 or more but less than 4                              6%
   4 or more but less than 5                              5%
   5 or more but less than 6                              4%
   6 or more but less than 7                              3%
           7 or more                                      0%
--------------------------------------------------------------------------------
                          ROTH IRA CONTRACTS(1)
--------------------------------------------------------------------------------
    COMPLETED ACCOUNT YEARS                    EARLY WITHDRAWAL CHARGE
          Less than 1                                     5%
   1 or more but less than 2                              4%
   2 or more but less than 3                              3%
   3 or more but less than 4                              2%
   4 or more but less than 5                              1%
           5 or more                                      0%
--------------------------------------------------------------------------------

(1) If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early


IICA/ILIAC Marathon Plus - 137339                12
withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less than:

o Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

o Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

o    Used to provide income phase payments to you;

o Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

o Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

o Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date (see "Systematic Distribution Options");

o    Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

o If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the required minimum distribution by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

o Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. You may withdraw all or a portion of your account value without an early withdrawal charge if:

o    More than one year has elapsed since the account effective date;

o The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and

o The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00


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


WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

o    Contracts other than Roth IRAs Issued before May 1, 1998 1.25%

o    Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts 1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See "The Income Phase - Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

o The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

o The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE


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


MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

o    The size and type of group to whom the contract is offered;

o    The amount of expected purchase payments;

o A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

o    The type and frequency of administrative and sales services provided; or

o    The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenues with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds


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


managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generally generate the least amount of revenue.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS
Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

o Service fees that are deducted from fund assets and included with the "Other Expenses" column of the Fund Expense Table contained in this prospectus.

o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "Distribution and/or Service (12b-1) Fees" column of the Fund Expense Table.

o Additionally, the Company receives the other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS
Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

o For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table.

o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:

         Fidelity Variable Insurance Products Portfolio
         Oppenheimer Funds
         MFS Variable Insurance Series
         Calvert Variable Series, Inc.

If the revenues received from affiliated funds were included in the table above, payments to the Company


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


or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

--------------------------------------------------------------------------------
 YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:

     o    The current dollar value of amounts invested in the subaccounts; plus
     o The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor


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


NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

o The net assets of the fund held by the subaccount as of the current valuation; minus

o The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

o Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

o    The total value of the subaccount's units at the preceding valuation; minus

o A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:

           A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
           B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

          -------------------------------------------
                   $5,000 Purchase Payment
          -------------------------------------------
                            STEP 1
          -------------------------------------------
            ING Life Insurance and Annuity Company
          -------------------------------------------
                             STEP 2
          ---------------------------------------------
                   Variable Annuity Account I
          ------------------- ----------------- -------
             Subaccount A       Subaccount B
           300 accumulation         100
                units           accumulation     Etc.
                                   units
          ------------------- ----------------- -------


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


                            STEP 3
          ---------------------------------------------
               Mutual                Mutual
               Fund A                Fund B
          -----------------       -------------

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

--------------------------------------------------------------------------------
 WITHDRAWALS
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL:

o        Select the withdrawal amount.

         (1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

         (2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

o Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options bear to your total account value.

o    Properly complete a disbursement form and deliver it to our Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts


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


based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

--------------------------------------------------------------------------------
 SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

o SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under a SWO.

o ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

o LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation." An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under a LEO.

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are


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


limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

--------------------------------------------------------------------------------
 DEATH BENEFIT
--------------------------------------------------------------------------------

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

TERMS TO UNDERSTAND:

ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

MARKET VALUE ADJUSTMENT: An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES DEATH BENEFIT PROCEEDS? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent


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


beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview -- Questions: Contacting the Company."

DEATH BENEFIT AMOUNT

MINIMUM GUARANTEED DEATH BENEFIT. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

     (1) The account value on the claim date; or

     (2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

DETERMINING THE MINIMUM GUARANTEED DEATH BENEFIT. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant's 85th birthday) and equals the greater of:

     (1) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

     (2) Your account value on that account anniversary.

After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the minimum


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


guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

ALTERNATIVE DEATH BENEFIT. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

     (1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

     (2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

     (3) The account value as of the date of death.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment


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


payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

o Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation--Required Minimum Distributions"));

o Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

o Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

     (1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has


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


the following options:

         (a)  Continue the contract in the accumulation phase;

         (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

         (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

          If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

     (2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

         In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

     (3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

--------------------------------------------------------------------------------
 THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

o    Payment start date;

o Income phase payment option (see the income phase payment options table in this section);

o    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

o Choice of fixed, variable or a combination of both fixed and variable payments; and

o Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.


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


WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

     o    A first income phase payment of at least $50; and

     o    Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

     (a)  The first day of the month following the annuitant's 85th birthday; or

     (b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

     (a)  The life of the annuitant;

     (b)  The joint lives of the annuitant and beneficiary;


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     (c)  A guaranteed period greater than the annuitant's life expectancy; or

     (d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:


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ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

--------------------------------------------------------------------------------
LIFETIME INCOME PHASE PAYMENT OPTIONS
--------------------------------------------------------------------------------
Life Income    LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.
               DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
--------------------------------------------------------------------------------
Life Income -- LENGTH OF PAYMENTS: For as long as the annuitant lives, with
Guaranteed     payments guaranteed for yourchoice of 5 to 30 years or as
Payments       otherwise specified in the contract.
               DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the
               beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------
Life Income -- LENGTH OF PAYMENTS: For as long as either annuitant lives. It is
Two Lives      possible that only one  payment will be made if both annuitants die before the second payment's due date.
               CONTINUING PAYMENTS: When you select this option you choose for:
                (a)  100%, 66 2/3% or 50% of the payment to continue
                     to the surviving annuitant after the first death; or
                (b)  100% of the payment to continue to the annuitant
                     on the second annuitant's death, and 50% of the
                     payment to continue to the second annuitant on
                     the annuitant's death.
               DEATH BENEFIT -- NONE: All payments end upon the death of both annuitants.
--------------------------------------------------------------------------------
Life Income -- LENGTH OF PAYMENTS: For as long as either annuitant lives, with
Two Lives   -- payments guaranteed from 5 to 30 years or as otherwise specified
Guaranteed     in the contract.
Payments       CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.
               DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------
Life Income -- LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund    DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: Following the
Option(limited annuitant's death, we will pay a lump-sum payment equal availability-- to the amount originally applied to the income phase payment fixed payment option (less any premium tax) and less the total amount of income
only)          payments paid.
--------------------------------------------------------------------------------
Life Income -- LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives --   CONTINUING PAYMENTS: 100% of the payment to continue after the
Cash Refund    first death. DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
Option(limited annuitants die we will pay a lump-sum payment equal to the amount availability-- applied to the income phase payment option (less any premium tax) fixed payment and less the total amount of income payments paid.
only)
--------------------------------------------------------------------------------
NONLIFETIME INCOME PHASE PAYMENT OPTION
--------------------------------------------------------------------------------
Nonlifetime-- LENGTH OF PAYMENTS: You may select payments for 5 to 30 years. In
Guaranteed    certain cases a lump-sum payment may be requested at any time
              (see below).


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--------------------------------------------------------------------------------
LIFETIME INCOME PHASE PAYMENT OPTIONS
--------------------------------------------------------------------------------
Payments DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the
              beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
--------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.
--------------------------------------------------------------------------------
CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TAXATION
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

     o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

     o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

     o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

     o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some


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retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

     TAXATION PRIOR TO DISTRIBUTION

     We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution or transfer occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

         DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Variable Annuity Account B, through the subaccounts, will satisfy these diversification requirements.

         INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

         REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

         NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

         DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the


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Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     TAXATION OF DISTRIBUTIONS

         GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.

         10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

         TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

     o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

     o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

     o    Then, from any remaining "income on the contract;" and

     o    Lastly, from any remaining "investment in the contract."


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The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

         TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

         DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

         ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

         IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

         MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

         WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates


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generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

         GENERAL. The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

         DISTRIBUTIONS - GENERAL
         For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

         DIRECT ROLLOVERS
         If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).


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Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

         CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
         Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

         INDIVIDUAL RETIREMENT ANNUITIES - GENERAL
         Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

         INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS
         All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; and

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year


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following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

         ROTH IRAS - GENERAL
         Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

         ROTH IRAS - DISTRIBUTIONS
         A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and


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


     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES - GENERAL
     The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

     TAX SHELTERED ANNUITIES - LOANS
     Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts,


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


     free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     TAX SHELTERED ANNUITIES - DISTRIBUTIONS
     All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT
The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING
We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic


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


payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS
Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY
We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

--------------------------------------------------------------------------------
 OTHER TOPICS
--------------------------------------------------------------------------------

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

Prior to January 1, 2006, the contracts were issued by ING Insurance Company of America ("IICA"), a wholly owned subsidiary of ours. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior to May 1, 2002, IICA was known as Aetna Insurance Company of America. Effective December 31, 2005, IICA merged with and into ILIAC, and ILIAC assumed responsibility for IICA's obligations under the contracts.

ILIAC is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, ILIAC's operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, ILIAC was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of selling life insurance and annuities. Our principal executive offices are


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


located at:

                              151 Farmington Avenue
                           Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I was established as a separate account in 1994. Prior to January 1, 2006, Variable Annuity Account I was known as Variable Annuity Account I (a Separate Account of ING Insurance Company of America). In connection with the merger of IICA with and into ILIAC, the separate account was transferred to ILIAC on December 31, 2005, and renamed Variable Annuity Account I (a Separate Account of ING Life Insurance and Annuity Company). Variable Annuity Account I is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Variable Annuity Account I is a separate investment account used for our variable annuity contracts. We own all the assets in Variable Annuity Account I but such assets are kept separate from our other accounts.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability Company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors." All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

         Bancnorth Investment Group, Inc.
         Baring Investment Services, Inc.
         Directed Services, Inc.
         Financial Network Investment Corporation
         Guaranty Brokerage Services, Inc.
         ING America Equities, Inc.
         ING DIRECT Securities, Inc.
         ING Financial Markets, LLC
         ING Financial Partners, Inc.
         ING Funds Distributor, LLC
         ING Investment Management Services, LLC
         Multi-Financial Securities Corporation
         PrimeVest Financial Services, Inc.


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


         Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 6.5% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm's practices. Commissions and annual payments, when combined, could exceed 6.5% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

     o Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;

     o    Marketing allowances;

     o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

     o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;


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


     o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor;

     o Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2004, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1. Lincoln Investment Planning Inc.         14.Proequities, Inc.
2. Symetra Investment Services, Inc.        15.Investment Professionals, Inc.
3. SunAmerica Securities, Inc.              16.Jefferson Pilot Securities
                                               Corporation
4. Securities America, Inc.                 17.McGinn, Smith & Co., Inc.
5. ING Financial Partners, Inc.             18.Linsco/Private Ledger Corporation
6. Financial Network Investment Corporation 19.Queens Road Securities
7. Investacorp Inc.                         20.A.G. Edwards & Sons
8. Huckin Financial Group                   21.Horan Securities, Inc.
9. National Planning Corporation            22.Lincoln Financial Advisors
                                               Corporation
10.Walnut Street Securities, Inc.           23.Securities Service Network, Inc.
11.NIA Securities, L.L.C.                   24.Woodbury Financial Services, Inc.
12.MML Investors Services, Inc.             25.M Holdings Securities, Inc.
13.Cadaret, Grant & Co., Inc.

If the amounts paid to ING Financial Advisers, LLC, were included in the table above, the amounts paid to ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.


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


THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

     o Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

     o The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

     o On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

     o When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

     o During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

     o During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

     o During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS


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


We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Variable Annuity Account I as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representative's personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.


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


--------------------------------------------------------------------------------
 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information ("SAI") contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

           General Information and History
           Variable Annuity Account I
           Offering and Purchase of Contracts
           Average Annual Total Return Quotations
           Income Phase Payments
           Sales Material and Advertising
           Independent Registered Public Accounting Firm
           Financial Statements of the Separate Account
           Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in "Contract Overview -- Questions: Contacting the Company."







IICA/ILIAC Marathon Plus - 137339                SAI-1

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IICA/ILIAC Marathon Plus - 137339

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--------------------------------------------------------------------------------
 APPENDIX I
--------------------------------------------------------------------------------

                            ILIAC GUARANTEED ACCOUNT

THE ILIAC GUARANTEED ACCOUNT (THE "GUARANTEED ACCOUNT") (FORMERLY THE IICA GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

     o The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

     o The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

     o Market Value Adjustment -- as described in this appendix and in the Guaranteed Account prospectus;


IICA/ILIAC Marathon Plus - 137339                I-1

     o    Tax penalties and/or tax withholding--see "Taxation;"

     o    Early withdrawal charge--see "Fees;" or

     o    Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

MARKET VALUE ADJUSTMENT ("MVA"). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

     o    Transfers due to participation in the dollar cost averaging program;

     o Amounts distributed under a systematic distribution option (described in "Systematic Distribution Options"), if available;

     o Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

     o Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in


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


the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction. Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002 known as Aetna Investment Services, LLC) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National


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


Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ING Financial may negotiate different commissions for these broker-dealers.
























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


--------------------------------------------------------------------------------
 APPENDIX II
--------------------------------------------------------------------------------

                                  FIXED ACCOUNT

GENERAL DISCLOSURE.

     o The Fixed Account is an investment option available during the accumulation phase under the contract.

     o Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

     o Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

     o Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

     o Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

     o    Additional information about this option may be found in the contract.

INTEREST RATES.

     o The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

     o Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.


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


--------------------------------------------------------------------------------
 APPENDIX III
--------------------------------------------------------------------------------

                         DESCRIPTION OF UNDERLYING FUNDS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds ("funds") are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

  LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------
  FORMER FUND NAME                                        CURRENT FUND NAME
  ING VP Bond Portfolio                       ING VP Intermediate Bond Portfolio














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


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                              INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------

ING INVESTORS TRUST
 7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Class I)                      Seeks long-term capital growth. Invests
                                                             primarily in common stocks and securities convertible
INVESTMENT ADVISER: Directed Services, Inc.                  into common stocks of U.S. companies across all
INVESTMENT SUBADVISER: Evergreen Investment                  market capitalizations. The Portfolio may invest up to
                         Management Company, LLC             25% of its assets in foreign securities.
------------------------------------------------------------------------------------------------------------------------------------
ING FMRSM EARNINGS GROWTH PORTFOLIO (Class I)                Seeks growth of capital over the long term.  Invests
                                                             primarily in common stocks.  Invests the assets in
INVESTMENT ADVISER:  Directed Services, Inc.                 companies it believes have above-average growth potential.
INVESTMENT SUBADVISER: Fidelity Management & Research Co.    Growth may be measured by factors such as earnings or revenue.
                                                             Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B)
                                                             ratios.
------------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO               Seeks capital appreciation.  Normally invests at least 80% of its
  (Class I) (formerly ING VP Emerging Markets Fund)          assets in securities of issuers located in at least three countries with emerging securities markets.  May also invest to a lesser extent
INVESTMENT ADVISER:  Directed Services, INc.                 in debt securities of issuers in countries with emerging markets.  May
INVESTMENT SUBADVISER: JPMorgan Investment                   also invest in high-quality, short-term money market instruments and
           Management Inc.                                   repurchase agreements.
------------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                   Seeks to provide long-term capital appreciation.  Under
    (Class S)                                                normal market conditions, the Portfolio invests at least
                                                             80% of its assets in equity securities of mid and
INVESTMENT ADVISER:  Directed Services, Inc.                 large-capitalization companies at the time of purchase.
INVESTMENT SUBADVISER: JPMorgan Investment
           Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class I)                     Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the
INVESTMENT ADVISER:  Directed Services, Inc.                 prudent employment of capital. Secondarily seeks reasonable
INVESTMENT SUBADVISER: Massachusetts Financial Services      opportunity for growth of capital and income.  The Portfolio
                        Company                              invests in a combination of equity and fixed income securities.
------------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO (Class I)              Seeks long-term growth of capital and future income.
                                                             Normally invests mainly in common stocks of U.S. companies
INVESTMENT ADVISER:  Directed Services, Inc.                 of different capitalization ranges, presently focusing on
INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                large-capitalization issuers.  The Portfolio may also
                                                             invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.
------------------------------------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                     Seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests at
INVESTMENT ADVISER: Directed Services, Inc.                  least 80% of its net assets in a diversified portfolio of
INVESTMENT SUBADVISER: Pacific Investment Management         high yield securities ("junk bonds") rated below investment
                         Company LLC                         grade but rated at least CCC/Caa by Moody's Investors Service, Inc.,
                                                             Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment.
------------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
     151 Farmington Avenue, Hartford, CT  06156-8962
------------------------------------------------------------------------------------------------------------------------------------


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


------------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN CENTURY SELECT PORTFOLIO (Initial Class)        Seeks long-term capital appreciation.  Invests in
                                                             securities of companies American Century believes will
INVESTMENT ADVISER: ING Life Insurance and Annuity Company   increase in value over time, using a growth investment
INVESTMENT SUBADVISER: American Century Investment           strategy developed by American Century.  Generally invests
                        Management Inc.                      in larger companies, although may purchase securities of
                                                             companies of any size.  The Portfolio can also invest in
                                                             foreign companies.
------------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                 Seeks long-term growth of capital.  Invests primarily (at
 (Initial Class)                                             least 65% of total assets) in the equity securities of
                                                             foreign companies that the subadviser believes have high
INVESTMENT ADVISER: ING Life Insurance and Annuity Company   growth potential and which are attractively valued.  Will
INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset             normally invest in a number of issuers in several countries
                         Management(London) Ltd.             other than the U.S. and will invest in securities in both
                                                             developed and developing markets.  The Portfolio may invest in debt securities issued by foreign and U.S. companies,
                                                             including non-investment grade debt securities.
------------------------------------------------------------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO                      Seeks capital appreciation. Invests primarily (at least 65%
 (Initial Class)                                             of net assets) in common stocks and related securities,
                                                             such as preferred stocks, convertible securities and
INVESTMENT ADVISER: ING Life Insurance and Annuity Company   depositary receipts focusing on companies that MFS believes
INVESTMENT SUBADVISER: Massachusetts Financial Services      have favorable growth prospects and attractive valuations
                        Company                              based on current and expected earnings or cash flows.  The
                                                             Portfolio may invest in foreign securities (including emerging market securities).
------------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO (Initial Class)             Seeks capital appreciation.  Invests mainly in common
                                                             stocks of companies in the U.S. and foreign countries.  Can
INVESTMENT ADVISER: ING Life Insurance and Annuity Company   invest without limit in foreign securities in any country,
INVESTMENT SUBADVISER:  OppenheimerFund Inc.                 including countries with emerging markets.  May invest in
                                                             companies of any size, but currently focuses its investments in mid-and large-cap companies. The Portfolio normally will invest in at least three countries (one of which may be the
                                                             United States).
------------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO                   Seeks a high level of current income principally derived
 (Initial Class)                                             from interest on debt securities.  Invests mainly in debt
                                                             securities of issuers in three market sectors:  foreign
INVESTMENT ADVISER: ING Life Insurance and Annuity Company   governments and companies; U.S. government securities; and
INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                lower-grade high-yield securities of U.S. and foreign
                                                             companies.
------------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO             Seeks long-term growth of capital. Invests primarily (at
 (Initial Class)                                             least 80% of net assets under normal circumstances) in
                                                             common stocks and related securities, such as preferred
INVESTMENT ADVISER: ING Life Insurance and Annuity Company   stocks, convertible securities and depositary receipts, of
INVESTMENT SUBADVISER: Salomon Brothers Asset Management     emerging growth companies.  The Portfolio may invest in
                        Inc.                                 foreign securities (including emerging market securities).
------------------------------------------------------------------------------------------------------------------------------------


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


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                              INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH                 Seeks long-term capital appreciation.  Normally invests at
 PORTFOLIO (Initial Class)                                   least 80% of total assets in equity securities of companies having a market capitalization within the range of
INVESTMENT ADVISER: ING Life Insurance and Annuity Company   companies in the Russell MidCap Growth Index or the
INVESTMENT SUBADVISER:  T. Rowe Price Associates, Inc.       Standard & Poor's MidCap 400 Index focusing on mid-size
                                                             companies whose earnings are expected to grow at a rate faster than the average company.
------------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO                    Seeks long-term capital growth, and secondarily, increasing
 (Initial Class)                                             dividend income.  Invests primarily (at least 80% of net
                                                             assets under normal circumstances) in common stocks.
INVESTMENT ADVISER: ING Life Insurance and Annuity Company   Concentrates its investments in growth companies that have
INVESTMENT SUBADVISER:  T. Rowe Price Associates, Inc.       the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. The Portfolio may also purchase foreign stocks, hybrid securities, futures and options. Investments in foreign
                                                             securities are limited to 30% of total assets.
------------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                      Seeks long-term growth of capital and future income.
 (Initial Class)                                             Invests at least 80% of net assets in equity securities of U.S. large capitalization companies. Investments in equity
INVESTMENT ADVISER: ING Life Insurance and Annuity Company   securities may include dividend-paying securities, common
INVESTMENT SUBADVISER: UBS Global Asset Management           stock and preferred stock.
                         (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO                   Seeks total return, consisting of long-term capital
(Initial Class)                                              appreciation and current income.  Invests at least 80% of
                                                             net assets in equity and income securities.  Normally
INVESTMENT ADVISER: ING Life Insurance and Annuity Company   invests at least 65% of assets in income producing equity
INVESTMENT SUBADVISER: Van Kampen                            instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt
                                                             securities. The Portfolio may invest up to 25% of total assets in securities of foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO               Seeks to provide total return.  Managed for investors
(Class I)                                                    seeking a balance between income and capital appreciation
                                                             who generally have an investment horizon exceeding 10 years
INVESTMENT ADVISER: ING Investments, LLC                     and a moderate level of risk tolerance.  The Portfolio
INVESTMENT SUBADVISER: ING Investment Management Co.         allocates assets among several classes of equities,
                                                             fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The
                                                             benchmark portfolio is 60% equities, 35% fixed income and 5%
                                                             money market instruments.
------------------------------------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO                 Seeks to provide capital appreciation.  Managed for
(Class I)                                                    investors seeking capital appreciation who generally have
                                                             an investment horizon exceeding 15 years and a high level
INVESTMENT ADVISER: ING Investments, LLC                     of risk tolerance.  The Portfolio allocates assets among
INVESTMENT SUBADVISER:  ING Investment Management Co.        several classes of equities, fixed-income securities
                                                             (including up to 15% of total assets in high-yield instruments)
                                                             and money market instruments. The benchmark portfolio is 80%
                                                             equities and 20% fixed income.
------------------------------------------------------------------------------------------------------------------------------------


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


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                              INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO                 Seeks to provide total return consistent with preservation
(Class I)                                                    of capital.  Managed for investors primarily seeking total return consistent with capital preservation who generally
INVESTMENT ADVISER: ING Investments, LLC                     have an investment horizon exceeding 5 years and a low
INVESTMENT SUBADVISER: ING Investment Management Co.         level of risk tolerance.  The Portfolio allocates assets
                                                             among several classes of equities, fixed-income securities
                                                             (including up to 15% of total assets in high-yield instruments)
                                                             and money market instruments. The benchmark portfolio is 35%
                                                             equities, 55% fixed income and 10% money market instruments.
------------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
 7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO (Class I)     Seeks long-term capital appreciation. Invests at least 80% of net assets in equity securities issued by science and
INVESTMENT ADVISER: ING Investments, LLC                     technology companies in all market capitalization ranges.
INVESTMENT SUBADVISER: BlackRock Advisors, Inc.              The Portfolio will invest in equity securities of U.S. and
                                                             non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Portfolio may invest up to 25% of its net assets in stocks of issuers in emerging market countries.
------------------------------------------------------------------------------------------------------------------------------------
ING VP GROWTH PORTFOLIO (Class I)                            Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and
INVESTMENT ADVISER: ING Investments, LLC                     securities convertible into common stocks believed to offer
INVESTMENT SUBADVISER: ING Investment Management Co.         growth potential. Under normal market conditions, invests
                                                             primarily in common stocks and securities convertible into common stock of large U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)               Seeks to outperform the total return performance of the Standard
                                                             & Poor's 500 Composite Stock Price Index (S&P 500
INVESTMENT ADVISER:  ING Investments, LLC                    Index), while maintaining a market level of risk.  Invests
INVESTMENT SUBADVISER:  ING Investment Management Co.        at least 80% of assets in stocks included in the S&P 500
                                                             Index. The subadviser's objective is to overweight those stocks in the S&P 500 Index that it believes will outperform the index and underweight or avoid those stocks it believes will
                                                             underperform the index.
------------------------------------------------------------------------------------------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO (Class I)              Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally
INVESTMENT ADVISER: ING Investments, LLC                     traded in countries outside of the United States. The
INVESTMENT SUBADVISER: ING Investment Management Co.         Portfolio will not target any given level of current
                                                             income. Under normal market conditions, invests at least 80% of assets in equity securities. At least 65% of assets will normally be invested in securities principally traded in three or more countries outside of the U.S. and countries with emerging
                                                             securities markets. These securities may include common stocks as well as securities convertible into stock.
------------------------------------------------------------------------------------------------------------------------------------
ING VP SMALL COMPANY PORTFOLIO (Class I)                     Seeks growth of capital primarily through investment in a
                                                             diversified portfolio of common stocks and securities of
INVESTMENT ADVISER: ING Investments, LLC                     companies with smaller market capitalizations.  Under
INVESTMENT SUBADVISER: ING Investment Management Co.         normal market conditions, invests at least 80% of assets in common stocks of small-capitalization companies.
------------------------------------------------------------------------------------------------------------------------------------


IICA/ILIAC Marathon Plus - 137339                III-5


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                              INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY PORTFOLIO (Class I)                 Seeks growth of capital primarily through the investment
                                                             in a diversified portfolio of common stocks. Under normal
INVESTMENT ADVISER: ING Investments, LLC                     market conditions, invests at least 65% of total assets in
INVESTMENT SUBADVISER: ING Investment Management Co.         common stocks and American Depositary Receipts (ADR's). May invest the remaining 35% of its assets in other types of
                                                             securities including foreign securities and securities of
                                                             smaller companies.
------------------------------------------------------------------------------------------------------------------------------------

ING VP BALANCED PORTFOLIO, INC.
------------------------------------------------------------------------------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.  (Class I)                   Seeks to maximize investment return, consistent with
                                                             reasonable safety of principal, by investing in a
INVESTMENT ADVISER:  ING Investments, LLC                    diversified portfolio of one or more of the following asset
INVESTMENT SUBADVISER:  ING Investment Management Co.        classes: stocks, bonds and cash equivalents, based on the
                                                             judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments). The Portfolio may invest a portion of its total assets in high-yield instruments.
------------------------------------------------------------------------------------------------------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO (Class I)                 Seeks to maximize total return through investments in a
                                                             diversified portfolio of common stocks and securities
INVESTMENT ADVISER: ING Investments, LLC                     convertible into common stock. Under normal market
INVESTMENT SUBADVISER: ING Investment Management Co.         conditions, invests at least 65% of total assets in common stocks that the subadviser believes have significant
                                                             potential for capital appreciation or income growth
                                                             or both. May invest up to 25% of its total assets in
                                                             stocks of foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO (Class I)                 Seeks to maximize total return consistent with reasonable
 (formerly ING VP Bond Portfolio)                            risk, through investment in a diversified portfolio
                                                             consisting primarily of debt securities.  Under normal
INVESTMENT ADVISER:  ING Investments, LLC                    market conditions, invests at least 80% of assets in a
INVESTMENT SUBADVISER:  ING Investment Management Co.        portfolio of bonds, including but not limited to corporate, government and mortgage bonds. May also invest in: preferred stocks; high quality money market instruments; municipal bonds;
                                                             debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates.
------------------------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO (Class I)                      Seeks to provide high current return, consistent with
                                                             preservation of capital and liquidity, through investment
INVESTMENT ADVISER:  ING Investments, LLC                    in high-quality money market instruments. Invests in a
INVESTMENT SUBADVISER:  ING Investment Management Co.        diversified portfolio of high-quality fixed income
                                                             securities denominated in U.S. dollars, with short
                                                             remaining maturities. THERE IS NO GUARANTEE THAT THE ING VP
                                                             MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                             RETURN.
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------------


IICA/ILIAC Marathon Plus - 137339                III-6


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                              INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIALLY BALANCED PORTFOLIO                          Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money
INVESTMENT ADVISER: Calvert Asset Management Company, Inc.   market instruments which offer income and capital growth
INVESTMENT SUBADVISER: Brown Capital Management, Inc. and    opportunity and which satisfy the investment and social
    SsgA Funds Management, Inc.                              criteria.  Typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock
                                                             investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 82 Devonshire Street, Boston, MA  02109
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO (Class I)          Seeks to maximize total return by allocating its assets
                                                             among stocks, bonds, short-term instruments, and other
INVESTMENT ADVISER: Fidelity Management & Research Company   investments.  Assets are allocated among stocks, bonds, and
INVESTMENT SUBADVISERS: Fidelity Management & Research       short-term and money market instruments, maintaining
 (U.K.) Inc.; Fidelity Management & Research (Far East)      neutral mix over time of 70% of assets in stocks, 25% of
 Inc.; Fidelity Investments Japan Limited; Fidelity          assets in bonds, and 5% of assets in short-term and money
 Investments Money Management, Inc.; FMR Co., Inc.           market instruments.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)PORTFOLIO (Class I)             Seeks long-term capital appreciation. Normally invests
                                                             primarily in common stocks of companies whose value the
INVESTMENT ADVISER: Fidelity Management & Research Company   Portfolio's investment adviser believes is not fully
INVESTMENT SUBADVISER: Fidelity Management & Research        recognized by the public.
 (U.K.) Inc.; Fidelity Management &Research (Far East) Inc.;
 Fidelity Investments Japan Limited; FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO (Class I)            Seeks reasonable income. Also considers the potential for
                                                             capital appreciation. Seeks to achieve a yield which
INVESTMENT ADVISER: Fidelity Management & Research Company   exceeds the composite yield on the securities comprising
INVESTMENT SUBADVISER: FMR Co., Inc.                         the Standard & Poor's 500 Index. Normally invests at least
                                                             80% of total assets in income-producing equity securities
                                                             (which tends to lead to investments in large cap
                                                             "value" stocks).
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO (Class I)                   Seeks to achieve capital appreciation. Normally invests
                                                             primarily in common stocks of companies the investment
INVESTMENT ADVISER: Fidelity Management & Research Company   adviser believes have above-average growth potential (often
INVESTMENT SUBADVISER: FMR Co., Inc.                         called "growth" stocks).
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH-INCOME PORTFOLIO (Class I)              Seeks a high level of current income while also considering growth of capital. Normally invests primarily in
INVESTMENT ADVISER: Fidelity Management & Research Company   income-producing debt securities, preferred stocks and
INVESTMENT SUBADVISER: Fidelity Management & Research        convertible securities, with an emphasis on lower-quality
 (U.K.) Inc.; Fidelity Management & Research (Far East)      debt securities.
  Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------


IICA/ILIAC Marathon Plus - 137339                III-7


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                              INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INDEX 500 PORTFOLIO (Class I)                Seeks investment results that correspond to the total
                                                             return of common stocks publicly traded in the United
INVESTMENT ADVISER: Fidelity Management & Research Company   States, as represented by the Standard & Poor's 500 IndexSM
INVESTMENT SUBADVISER: Geode Capital Management, LLC (Geode) (S&P 500(R)). Normally invests at least 80% of assets in common stocks included in the S&P 500(R).
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO (Class I)                 Seeks long-term growth of capital.  Normally invests at
                                                             least 80% of assets in non-U.S. securities, primarily in
INVESTMENT ADVISER: Fidelity Management & Research Company   common stocks.
INVESTMENT SUBADVISER:  Fidelity Management & Research
 (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.;
 Fidelity International Investment Advisors (U.K.) Limited;
 Fidelity Investments Japan Limited; FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) STRATEGIC INCOME SERIES (Class I)                     A nondiversified fund that seeks to provide high current
                                                             income by investing in fixed income securities.  Its
INVESTMENT ADVISER: Massachusetts Financial Services Company secondary objective is to provide significant capital appreciation.  Under normal market conditions, invests at
                                                             least 65% of net assets in fixed income securities
                                                             including:  U.S. government securities, foreign government securities, mortgage-backed and asset-backed securities,
                                                             corporate bonds and emerging market securities. The series may also invest in derivative securities.
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA                        Seeks capital appreciation by investing in "growth type"
                                                             companies. Invests mainly in equity securities, such as
INVESTMENT ADVISER: OppenheimerFunds, Inc.                   common stocks and can invest in other equity securities,
                                                             such as preferred stocks and securities convertible into
                                                             common stocks.
------------------------------------------------------------------------------------------------------------------------------------
















IICA/ILIAC Marathon Plus - 137339                III-8

------------------------------------------------------------------------------------------------------------------------------------
APPENDIX IV
------------------------------------------------------------------------------------------------------------------------------------


                         CONDENSED FINANCIAL INFORMATION

EXCEPT FOR SUBACCOUNTS WHICH DID NOT COMMENCE OPERATIONS AS OF SEPTEMBER 30,
2005, THE FOLLOWING TABLES GIVE (1) THE ACCUMULATION UNIT VALUE (AUV) AT THE
BEGINNING OF THE PERIOD, (2) THE AUV AT THE END OF THE PERIOD AND (3) THE TOTAL
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT THE END OF THE PERIOD FOR EACH
SUBACCOUNT OF VARIABLE ANNUITY ACCOUNT I AVAILABLE UNDER THE CONTRACTS FOR THE
INDICATED PERIODS. FOR THOSE SUBACCOUNTS THAT COMMENCED OPERATIONS DURING THE
PERIOD ENDED SEPTEMBER 30, 2005 THE "VALUE AT BEGINNING OF PERIOD" SHOWN IS THE
VALUE AT FIRST DATE OF INVESTMENT. FOR THOSE SUBACCOUNTS THAT ENDED OPERATIONS
DURING THE PERIOD ENDED SEPTEMBER 30, 2005 THE "VALUE AT END OF PERIOD" SHOWN IS
THE VALUE AT THE LAST DATE OF INVESTMENT.

                                     TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)


                                                         FOR THE
                                                         NINE
                                                         MONTHS
                                                         ENDED
                                                         9/30/05                                   FOR THE YEAR ENDED DECEMBER 31,

                                                                       2004      2003      2002       2001      2000       1999
                                                                       ----      ----      ----       ----      ----       ----
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during
December 1997)
Value at beginning of period                               $12.07     $11.30     $9.61    $11.092   $12.089    $12.656   $11.437
Value at end of period                                     $12.40     $12.07    $11.30      $9.61   $11.092    $12.089   $12.656
Number of accumulation units outstanding at end of         16,809     24,894    26,484     11,931    11,652      8,297    12,298
period
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during April
1996)
Value at beginning of period                               $16.83     $16.18    $13.91    $15.458   $16.348   $17.257    $15.754
Value at end of period                                     $16.90     $16.83    $16.18     $13.91   $15.458   $16.348    $17.257
Number of accumulation units outstanding at end of        156,879    204,173   264,759    304,707   322,613   335,446    388,585
period
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                               $23.87     $20.96    $16.55    $18.515   $21.400   $23.242    $18.970
Value at end of period                                     $26.58     $23.87    $20.96     $16.55   $18.515   $21.400    $23.242
Number of accumulation units outstanding at end of        877,150    987,722  1,061,457 1,144,943  1,299,125 1,565,470  1,826,356
period
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during
January 1996)
Value at beginning of period                               $20.03     $18.22    $14.18    $17.311   $18.474   $17.279    $16.482
Value at end of period                                     $20.37     $20.03    $18.22     $14.18   $17.311   $18.474    $17.279
Number of accumulation units outstanding at end of       1,271,214 1,549,447  1,817,918 2,000,319  2,297,364 2,335,570  2,597,042
period
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during
January 1996)
Value at beginning of period                               $16.28     $15.97    $12.19    $17.693   $21.792   $24.826    $18.320
Value at end of period                                     $16.51     $16.28    $15.97     $12.19   $17.693   $21.792    $24.826
Number of accumulation units outstanding at end of        635,756    807,857   979,747  1,125,586  1,296,071 1,572,341  1,858,232
period


                                                              1998      1997      1996
                                                              ----      ----      ----

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during
December 1997)
Value at beginning of period                                $9.976     $9.824
Value at end of period                                     $11.437     $9.976
Number of accumulation units outstanding at end of          12,288      3,258
period
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during April
1996)
Value at beginning of period                                $13.888   $11.674   $10.539
Value at end of period                                      $15.754   $13.888   $11.674
Number of accumulation units outstanding at end of          408,019   272,786   104,229
period
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                                $14.802   $12.093   $10.273
Value at end of period                                      $18.970   $14.802   $12.093
Number of accumulation units outstanding at end of         1,853,911 1,682,029  540,936
period
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during
January 1996)
Value at beginning of period                                $14.974   $11.855   $10.301
Value at end of period                                      $16.482   $14.974   $11.855
Number of accumulation units outstanding at end of         2,792,889 2,292,971  1,000,050
period
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during
January 1996)
Value at beginning of period                                $13.320   $10.940    $9.005
Value at end of period                                      $18.320   $13.320   $10.940
Number of accumulation units outstanding at end of         1,869,306 1,399,424  870,922
period


IICA/ILIAC Marathon Plus - 137339                IV-1


                                                         FOR THE
                                                         NINE
                                                         MONTHS
                                                         ENDED
                                                         9/30/05                                   FOR THE YEAR ENDED DECEMBER 31,

                                                                       2004      2003      2002       2001      2000       1999
                                                                       ----      ----      ----       ----      ----       ----
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                               $12.25     $11.34     $9.04     $8.859   $10.180   $13.317    $12.488
Value at end of period                                     $12.30     $12.25    $11.34      $9.04    $8.859   $10.180    $13.317
Number of accumulation units outstanding at end of        453,257    618,367   799,713    663,068   773,715   890,534   1,086,377
period
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                               $20.53     $18.83    $14.87    $19.397   $22.383   $25.027    $21.063
Value at end of period                                     $20.87     $20.53    $18.83     $14.87   $19.397   $22.383    $25.027
Number of accumulation units outstanding at end of        797,932    993,587  1,196,859 1,193,376  1,469,435 1,723,480  1,838,819
period
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                               $15.19     $13.56     $9.59    $12.203   $15.701   $19.684    $13.997
Value at end of period                                     $16.46     $15.19    $13.56      $9.59   $12.203   $15.701    $19.684
Number of accumulation units outstanding at end of        164,354    178,516   192,719    209,026   195,449   225,474    230,681
period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                               $12.55     $10.71     $8.39    $10.384   $14.415   $18.181    $11.640
Value at end of period                                     $13.22     $12.55    $10.71      $8.39   $10.384   $14.415    $18.181
Number of accumulation units outstanding at end of         93,203    145,478   127,225    141,521   105,209    76,956     87,650
period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                               $12.42     $11.16     $8.84    $12.836   $17.303   $18.612    $12.686
Value at end of period                                     $12.25     $12.42    $11.16      $8.84   $12.836   $17.303    $18.612
Number of accumulation units outstanding at end of        133,744    178,324   206,430    333,609   329,528   535,004    473,282
period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                $9.77      $9.03     $6.63    $10.395   $14.097   $20.074    $13.494
Value at end of period                                     $10.55      $9.77     $9.03      $6.63   $10.395   $14.097    $20.074
Number of accumulation units outstanding at end of        721,171    872,366  1,184,775 1,301,937  1,798,491 2,155,759  2,336,393
period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                               $19.40     $17.89    $13.85    $18.318   $20.694   $20.993    $17.406
Value at end of period                                     $19.59     $19.40    $17.89     $13.85   $18.318   $20.694    $20.993
Number of accumulation units outstanding at end of        697,102    859,736   992,016  1,092,108  1,299,610 1,516,955  1,472,258
period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                $9.88      $8.74     $7.09     $9.574   $12.274   $13.032    $10.656
Value at end of period                                     $10.28      $9.88     $8.74      $7.09    $9.574   $12.274    $13.032
Number of accumulation units outstanding at end of        553,708    630,854   739,569    916,120  1,177,274 1,421,458  1,550,656
period
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during
February 1996)
Value at beginning of period                               $19.03     $17.64    $15.05    $17.016   $18.018   $18.376    $16.405
Value at end of period                                     $19.54     $19.03    $17.64     $15.05   $17.016   $18.018    $18.376
Number of accumulation units outstanding at end of        173,200    195,681   240,188    273,826   315,543   364,760    387,565
period


                                                            1998      1997      1996
                                                            ----      ----      ----
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                                $13.238   $11.410   $10.493
Value at end of period                                      $12.488   $13.238   $11.410
Number of accumulation units outstanding at end of         1,196,922  862,284   239,917
period
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                                $16.646   $12.722   $10.828
Value at end of period                                      $21.063   $16.646   $12.722
Number of accumulation units outstanding at end of         1,953,506 1,375,721  384,282
period
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                                $12.590   $11.447   $10.304
Value at end of period                                      $13.997   $12.590   $11.447
Number of accumulation units outstanding at end of          261,377   237,376   115,487
period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                 $9.912    $9.791
Value at end of period                                      $11.640    $9.912
Number of accumulation units outstanding at end of           79,756     2,569
period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                $10.152   $10.009
Value at end of period                                      $12.686   $10.152
Number of accumulation units outstanding at end of          358,518   216,273
period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                $10.554   $10.689
Value at end of period                                      $13.494   $10.554
Number of accumulation units outstanding at end of         2,557,155 2,394,861
period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                               $13.834    $13.560
Value at end of period                                     $17.406    $13.834
Number of accumulation units outstanding at end of         1,616,748 1,572,718
period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                 $8.786    $8.960
Value at end of period                                      $10.656    $8.786
Number of accumulation units outstanding at end of         1,761,234 1,615,395
period
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during
February 1996)
Value at beginning of period                                $14.228   $11.781   $10.582
Value at end of period                                      $16.405   $14.228   $11.781
Number of accumulation units outstanding at end of          369,652   314,447    59,639
period


IICA/ILIAC Marathon Plus - 137339                IV-2


                                                         FOR THE
                                                         NINE
                                                         MONTHS
                                                         ENDED
                                                         9/30/05                                   FOR THE YEAR ENDED DECEMBER 31,

                                                                       2004      2003      2002       2001      2000       1999
                                                                       ----      ----      ----       ----      ----       ----
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May
2000)
Value at beginning of period                                $3.58      $3.67     $2.56     $4.424    $5.824    $9.106
Value at end of period                                      $3.75      $3.58     $3.67      $2.56    $4.424    $5.824
Number of accumulation units outstanding at end of         97,165    162,127   410,635    115,373    74,229    34,998
period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during
January 1996)
Value at beginning of period                               $14.83     $13.88    $11.16    $15.096   $18.765   $21.374    $18.461
Value at end of period                                     $15.41     $14.83    $13.88     $11.16   $15.096   $18.765    $21.374
Number of accumulation units outstanding at end of        449,063    511,623   624,677    718,631   896,573  1,015,824  1,172,637
period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May
1997)
Value at beginning of period                               $14.13     $13.36    $10.40    $14.840   $20.638   $23.771    $17.862
Value at end of period                                     $14.45     $14.13    $13.36     $10.40   $14.840   $20.638    $23.771
Number of accumulation units outstanding at end of         47,958     57,496    72,287     79,048   109,809   256.267    156,242
period
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during September 1996 when the portfolio
became available under the option)
Value at beginning of period                               $18.30     $16.78    $13.49    $17.439   $20.478   $22.923    $18.704
Value at end of period                                     $18.77     $18.30    $16.78     $13.49   $17.439   $20.478    $22.923
Number of accumulation units outstanding at end of        202,621    219,239   279,207    305,209   345,653   445,665    536,795
period
ING VP BOND PORTFOLIOING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during
January 1996)
Value at beginning of period                               $15.69     $15.17    $14.47    $13.549   $12.637   $11.689    $11.943
Value at end of period                                     $15.91     $15.69    $15.17     $14.47   $13.549   $12.637    $11.689
Number of accumulation units outstanding at end of        371,770    419,545   585,875    855,016   580,831   422,109    516,266
period
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                                $9.33      $8.08     $6.20     $8.581   $11.434   $14.554     $9.754
Value at end of period                                     $10.27      $9.33     $8.08      $6.20    $8.581   $11.434    $14.554
Number of accumulation units outstanding at end of         86,146     82,135    39,138     34,133    32,299    50,262     12,771
period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during
February 1996)
Value at beginning of period                               $12.54     $12.58    $12.65    $12.624   $12.319   $11.744    $11.335
Value at end of period                                     $12.66     $12.54    $12.58     $12.65   $12.624   $12.319    $11.744
Number of accumulation units outstanding at end of        745,867    677,901  1,135,320 2,039,666  2,045,640 1,690,766  2,775,866
period
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May
1997)
Value at beginning of period                               $21.90     $19.42    $14.33    $18.926   $18.458   $17.540    $13.595
Value at end of period                                     $23.41     $21.90    $19.42     $14.33   $18.926   $18.458    $17.540
Number of accumulation units outstanding at end of        212,538    286,551   409,801    357,092   342,594   343,701    136,571
period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during July
1996)
Value at beginning of period                               $16.54     $15.22    $12.92    $14.481   $15.792   $15.949    $14.676
Value at end of period                                     $17.04     $16.54    $15.22     $12.92   $14.481   $15.792    $15.949
Number of accumulation units outstanding at end of        106,651     84,249    63,658     34,383    33,977    39,050     42,322
period


                                                            1998      1997      1996
                                                            ----      ----      ----
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May
2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during
January 1996)
Value at beginning of period                               $16.354   $12.769   $10.101
Value at end of period                                     $18.461   $16.354   $12.769
Number of accumulation units outstanding at end of        1,217,448  946,796   299,882
period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May
1997)
Value at beginning of period                               $13.158   $10.667
Value at end of period                                     $17.862   $13.158
Number of accumulation units outstanding at end of         284,771    68,840
period
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during September 1996 when the portfolio
became available under the option)
Value at beginning of period                               $14.414   $10.919   $10.000
Value at end of period                                     $18.704   $14.414   $10.919
Number of accumulation units outstanding at end of         654,767   271,628     2,960
period
ING VP BOND PORTFOLIOING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during
January 1996)
Value at beginning of period                               $11.201   $10.489   $10.260
Value at end of period                                     $11.943   $11.201   $10.489
Number of accumulation units outstanding at end of         500,098   269,675    95,644
period
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                               $10.149
Value at end of period                                      $9.754
Number of accumulation units outstanding at end of           1,816
period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during
February 1996)
Value at beginning of period                               $10.900   $10.481   $10.151
Value at end of period                                     $11.335   $10.900   $10.481
Number of accumulation units outstanding at end of        2,041,170 1,409,840  799,456
period
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May
1997)
Value at beginning of period                               $13.638   $11.313
Value at end of period                                     $13.595   $13.638
Number of accumulation units outstanding at end of         225,982   188,818
period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during July
1996)
Value at beginning of period                               $14.054   $12.123   $10.932
Value at end of period                                     $14.676   $14.054   $12.123
Number of accumulation units outstanding at end of          40,712    29,532     6,330
period


IICA/ILIAC Marathon Plus - 137339                IV-3


                                                         FOR THE
                                                         NINE
                                                         MONTHS
                                                         ENDED
                                                         9/30/05                                   FOR THE YEAR ENDED DECEMBER 31,

                                                                       2004      2003      2002       2001      2000       1999
                                                                       ----      ----      ----       ----      ----       ----

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July
1996)
Value at beginning of period                               $17.09     $15.47    $12.62    $14.841   $17.018   $17.374    $15.409
Value at end of period                                     $17.74     $17.09    $15.47     $12.62   $14.841   $17.018    $17.374
Number of accumulation units outstanding at end of         92,787    100,636    64,273     52,779    57,017    66,806     74,094
period
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May
1996)
Value at beginning of period                               $16.34     $15.35    $13.70    $14.522   $15.088   $14.599    $13.825
Value at end of period                                     $16.73     $16.34    $15.35     $13.70   $14.522   $15.088    $14.599
Number of accumulation units outstanding at end of         79,543     81,018    97,343     98,588   114,194    79,712     94,121
period
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May
1997)
Value at beginning of period                               $17.77     $16.37    $13.32    $18.250   $20.480   $18.847    $15.985
Value at end of period                                     $18.23     $17.77    $16.37     $13.32   $18.250   $20.480    $18.847
Number of accumulation units outstanding at end of        101,062    132,862   146,199    200,434   310,005   280,864    150,268
period
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                               $24.11     $22.53    $20.04    $21.723   $23.121   $23.983    $19.189
Value at end of period                                          0     $24.11    $22.53     $20.04   $21.723   $23.121    $23.983
Number of accumulation units outstanding at end of              0    362,180   524,993    719,490   735,326   810,586    893,140
period
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during April
1996)
Value at beginning of period                               $17.24     $16.82    $16.03    $14.719   $13.857   $13.226    $13.202
Value at end of period                                          0     $17.24    $16.82     $16.03   $14.719   $13.857    $13.226
Number of accumulation units outstanding at end of              0    157,501   268,994    526,128   421,253   256,628    254,250
period
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                               $16.96     $16.46    $12.67    $17.490   $23.570   $27.974    $19.704
Value at end of period                                          0     $16.96    $16.46     $12.67   $17.490   $23.570    $27.974
Number of accumulation units outstanding at end of              0    341,168   489,456    649,852   947,186  1,129,263  1,130,099
period
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                               $16.82     $14.12    $10.60    $14.921   $24.996   $37.181    $16.729
Value at end of period                                          0     $16.82    $14.12     $10.60   $14.921   $24.996    $37.181
Number of accumulation units outstanding at end of              0    369,047   413,522    511,821   678,545   853,483    950,030
period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during
January 1996)
Value at beginning of period                               $19.62     $18.99    $15.53    $21.143   $27.649   $33.250    $20.506
Value at end of period                                          0     $19.62    $18.99     $15.53   $21.143   $27.649    $33.250
Number of accumulation units outstanding at end of              0    903,188  1,214,064 1,677,026  2,245,676 2,730,852  3,017,262
period
MFS(R) STRATEGIC INCOME SERIES
(The initial accumulation unit value was established
at $10.000 during May 1996 when the fund became
available under the option)
Value at beginning of period                               $13.78     $12.97    $11.92    $11.153   $10.799   $10.440    $10.860
Value at end of period                                     $13.82     $13.78    $12.97     $11.92   $11.153   $10.799    $10.440
Number of accumulation units outstanding at end of         51,603     61,395    91,007     84,628    48,322    49,082     36,450
period


                                                            1998      1997      1996
                                                            ----      ----      ----
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July
1996)
Value at beginning of period                                $14.983   $12.674   $11.003
Value at end of period                                      $15.409   $14.983   $12.674
Number of accumulation units outstanding at end of           83,798    72,383    91,927
period
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May
1996)
Value at beginning of period                                $13.112   $11.613   $10.601
Value at end of period                                      $13.825   $13.112   $11.613
Number of accumulation units outstanding at end of           95,815    60,533     8,642
period
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May
1997)
Value at beginning of period                                $13.246   $10.856
Value at end of period                                      $15.985   $13.246
Number of accumulation units outstanding at end of          311,397    67,303
period
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                                $14.492   $12.038   $10.836
Value at end of period                                      $19.189   $14.492   $12.038
Number of accumulation units outstanding at end of          927,779   533,138   165,079
period
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during April
1996)
Value at beginning of period                                $12.272   $11.136   $10.173
Value at end of period                                      $13.202   $12.272   $11.136
Number of accumulation units outstanding at end of          267,031   163,048    35,326
period
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                                $14.731   $12.171   $11.002
Value at end of period                                      $19.704   $14.731   $12.171
Number of accumulation units outstanding at end of          807,576   684,113   255,831
period
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March
1996)
Value at beginning of period                                $12.637   $11.376   $10.988
Value at end of period                                      $16.729   $12.637   $11.376
Number of accumulation units outstanding at end of          601,047   518,686   242,113
period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during
January 1996)
Value at beginning of period                                $16.131   $13.393   $10.536
Value at end of period                                      $20.506   $16.131   $13.393
Number of accumulation units outstanding at end of         3,185,557 2,772,831  1,030,570
period
MFS(R) STRATEGIC INCOME SERIES
(The initial accumulation unit value was established
at $10.000 during May 1996 when the fund became
available under the option)
Value at beginning of period                                $10.207   $10.471   $10.000
Value at end of period                                      $10.860   $10.207   $10.471
Number of accumulation units outstanding at end of           69,957    52,302    20,479
period


IICA/ILIAC Marathon Plus - 137339                IV-4


                                                         FOR THE
                                                         NINE
                                                         MONTHS
                                                         ENDED
                                                         9/30/05                                   FOR THE YEAR ENDED DECEMBER 31,

                                                                       2004      2003      2002       2001      2000       1999
                                                                       ----      ----      ----       ----      ----       ----

MFS(R) TOTAL RETURN SERIES
(The initial accumulation unit value was established
at $10.000 during May 1996 when the fund became
available under the option)
Value at beginning of period                               $19.52     $17.79    $15.51    $16.586   $16.782   $14.669    $14.432
Value at end of period                                          0     $19.52    $17.79     $15.51   $16.586   $16.782    $14.669
Number of accumulation units outstanding at end of              0    722,218   866,683    927,094   982,897   777,895    833,537
period
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May
1997)
Value at beginning of period                               $15.12     $12.80    $10.34    $14.517   $21.423   $24.477    $13.520
Value at end of period                                     $16.13     $15.12    $12.80     $10.34   $14.517   $21.423    $24.477
Number of accumulation units outstanding at end of        184,488    232,162   274,712    231,201   314,680   374,221    224,632
period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May
1997)
Value at beginning of period                               $23.19     $19.74    $14.00    $18.231   $21.023   $20.287    $12.982
Value at end of period                                          0     $23.19    $19.74     $14.00   $18.231   $21.023    $20.287
Number of accumulation units outstanding at end of              0    348,167   331,983    249,877   160,239   254,046    115,002
period
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during May
1997)
Value at beginning of period                               $13.63     $12.63    $10.10    $12.620   $14.248   $15.839    $13.199
Value at end of period                                     $13.97     $13.63    $12.63     $10.10   $12.620   $14.248    $15.839
Number of accumulation units outstanding at end of        311,404    429,684   465,039    463,031   558,484   650,882    650,435
period
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May
1997)
Value at beginning of period                               $15.31     $14.29    $12.27    $11.583   $11.206   $11.072    $10.921
Value at end of period                                          0     $15.31    $14.29     $12.27   $11.583   $11.206    $11.072
Number of accumulation units outstanding at end of              0    332,743   354,744    325,820   274,579   229,784    285,712
period


                                                          1998      1997      1996
                                                          ----      ----      ----

MFS(R) TOTAL RETURN SERIES
(The initial accumulation unit value was established
at $10.000 during May 1996 when the fund became
available under the option)
Value at beginning of period                              $13.030   $10.894   $10.000
Value at end of period                                    $14.432   $13.030   $10.894
Number of accumulation units outstanding at end of        943,853   523,291   108,482
period
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May
1997)
Value at beginning of period                              $12.204   $10.516
Value at end of period                                    $13.520   $12.204
Number of accumulation units outstanding at end of        179,861    65,695
period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May
1997)
Value at beginning of period                              $11.539   $10.488
Value at end of period                                    $12.982   $11.539
Number of accumulation units outstanding at end of        134,449    87,559
period
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during May
1997)
Value at beginning of period                              $12.785   $10.497
Value at end of period                                    $13.199   $12.785
Number of accumulation units outstanding at end of        693,695   354,269
period
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May
1997)
Value at beginning of period                              $10.764   $10.187
Value at end of period                                    $10.921   $10.764
Number of accumulation units outstanding at end of        328,546   128,720
period


IICA/ILIAC Marathon Plus - 137339                IV-5



                                    TABLE II
        FOR CONTRACTS ISSUED WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        FOR THE
                                                        NINE
                                                        MONTHS
                                                        ENDED

                                                        9/30/05                           FOR THE YEAR ENDED DECEMBER 31,
                                                        --------- ------------------------------------------------------------------
                                                                  2004     2003     2002      2001     2000       1999      1998
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $11.93    $11.16   $9.47    $10.919   $11.882  $12.421    $11.208   $10.596
Value at end of period                                  $12.28    $11.93   $11.16   $9.47     $10.919  $11.882    $12.421   $11.208
Number of accumulation units outstanding at end of      6,336     9,781    11,187   7,060     8,516    10,043     12,257    11,121
period
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $12.04    $11.56   $9.92    $11.005   $11.621  $12.248    $11.165   $10.607
Value at end of period                                  $12.10    $12.04   $11.56   $9.92     $11.005  $11.621    $12.248   $11.165
Number of accumulation units outstanding at end of      75,314    99,169   104,395  86,026    105,390  102,250    117,415   152,533
period
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $15.92    $13.96   $11.00   $12.292   $14.186  $15.383    $12.537   $11.136
Value at end of period                                  $17.75    $15.92   $13.96   $11.00    $12.292  $14.186    $15.383   $12.537
Number of accumulation units outstanding at end of      210,704   270,618  284,306  282,851   331,463  375,961    410,630   353,548
period
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $13.25    $12.03   $9.35    $11.401   $12.148  $11.346    $10.806   $10.957
Value at end of period                                  $13.49    $13.25   $12.03   $9.35     $11.401  $12.148    $11.346   $10.806
Number of accumulation units outstanding at end of      339,680   440,175  477,417  482,335   502,916  484,590    576,813   476,634
period
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $11.88    $11.64   $8.87    $12.858   $15.812  $17.986    $13.253   $11.094
Value at end of period                                  $12.06    $11.88   $11.64   $8.87     $12.858  $15.812    $17.986   $13.253
Number of accumulation units outstanding at end of      172,898   204,880  237,777  289,422   313,460  331,372    344,724   307,937
period
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $9.13     $8.44    $6.71    $6.572    $7.541   $9.849     $9.222    $10.292
Value at end of period                                  $9.17     $9.13    $8.44    $6.71     $6.572   $7.541     $9.849    $9.222
Number of accumulation units outstanding at end of      98,151    237,401  416,392  126,879   171,198  215,872    248,198   270,627
period
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $12.06    $11.04   $8.71    $11.342   $13.067  $14.589    $12.259   $11.159
Value at end of period                                  $12.27    $12.06   $11.04   $8.71     $11.342  $13.067    $14.589   $12.259
Number of accumulation units outstanding at end of      191,332   255,117  275,998  318,692   360,463  425,196    738,298   409,685
period
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $11.49    $10.24   $7.23    $9.185    $11.800  $14.771    $10.487   $11.082
Value at end of period                                  $12.46    $11.49   $10.24   $7.23     $9.185   $11.800    $14.771   $10.487
Number of accumulation units outstanding at end of      49,766    55,156   48,865   42,116    48,883   53,231     57,260    45,606
period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $11.96    $10.19   $7.97    $9.855    $13.658  $17.201    $10.995   $11.145
Value at end of period                                  $12.61    $11.96   $10.19   $7.97     $9.855   $13.658    $17.201   $10.995
Number of accumulation units outstanding at end of      32,407    38,432   32,476   34,668    35,605    34,335     34,698    30,516
period


IICA/ILIAC Marathon Plus - 137339                IV-6


                                                        FOR THE
                                                        NINE
                                                        MONTHS
                                                        ENDED

                                                        9/30/05                           FOR THE YEAR ENDED DECEMBER 31,
                                                        --------- ------------------------------------------------------------------
                                                                 2004     2003    2002      2001      2000        1999      1998
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $11.86   $10.64   $8.42   $12.203   $16.424    $17.640    $12.005   $11.503
Value at end of period                                  $11.71   $11.86   $10.64  $8.42     $12.203    $16.424    $17.640   $12.005
Number of accumulation units outstanding at end of      54,684   68,660   83,398  119,891   126,600    145,704    145,648   108,102
period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $8.62    $7.96    $5.83   $9.130    $12.362    $17.577    $11.797   $11.104
Value at end of period                                  $9.32    $8.62    $7.96   $5.83     $9.130     $12.362    $17.577   $11.797
Number of accumulation units outstanding at end of      84,494   96,144   123,870 146,220   178,926    204,067    258,892   205,549
period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $13.61   $12.53   $9.69   $12.795   $14.433    $14.620    $12.103   $11.120
Value at end of period                                  $13.76   $13.61   $12.53  $9.69     $12.795    $14.433    $14.620   $12.103
Number of accumulation units outstanding at end of      121,359  132,419  117,552 109,183   121,445    132,805    121,008   120,157
period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $10.89   $9.61    $7.79   $10.501   $13.442    $14.250    $11.634   $11.178
Value at end of period                                  $11.34   $10.89   $9.61   $7.79     $10.501    $13.442    $14.250   $11.634
Number of accumulation units outstanding at end of      53,044   69,767   88,444  110,061   137,737    145,226    154,290   131,761
period
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during May
1998)
Value at beginning of period                            $13.24   $12.25   $10.44  $11.787   $12.462    $12.690    $11.312   $10.708
Value at end of period                                  $13.61   $13.24   $12.25  $10.44    $11.787    $12.462    $12.690   $11.312
Number of accumulation units outstanding at end of      60,122   79,752   100,168 100,062   97,168     106,603    122,860   112,689
period
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May
2000)
Value at beginning of period                            $3.60    $3.69    $2.57   $4.435    $5.830     $8.850
Value at end of period                                  $3.78    $3.60    $3.69   $2.57     $4.435     $5.830
Number of accumulation units outstanding at end of      9,402    13,985   51,590  10,727    2,710      2,543
period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $8.97    $8.38    $6.73   $9.087    $11.278    $12.827    $11.063   $11.063
Value at end of period                                  $9.33    $8.97    $8.38   $6.73     $9.087     $11.278    $12.827   $11.063
Number of accumulation units outstanding at end of      286,097  320,334  347,069 407,326   384,290    419,418    474,578   794,335
period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $10.36   $9.78    $7.60   $10.831   $15.039    $17.296    $12.977   $11.455
Value at end of period                                  $10.61   $10.36   $9.78   $7.60     $10.831    $15.039    $17.296   $12.977
Number of accumulation units outstanding at end of      23,363   29,696   31,978  37,025    50,862     89,897     74,875    75,506
period
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $12.38   $11.33   $9.10   $11.741   $13.766    $15.387    $12.535   $11.157
Value at end of period                                  $12.71   $12.38   $11.33  $9.10     $11.741    $13.766    $15.387   $12.535
Number of accumulation units outstanding at end of      89,416   106,738  113,492 139,607   182,887    190,980    208,800   215,324
period


IICA/ILIAC Marathon Plus - 137339                IV-7


                                                        FOR THE
                                                        NINE
                                                        MONTHS
                                                        ENDED

                                                        9/30/05                           FOR THE YEAR ENDED DECEMBER 31,
                                                        --------- ------------------------------------------------------------------
                                                                 2004     2003    2002      2001      2000        1999      1998
ING VP BOND PORTFOLIOING VP INTERMEDIATE BOND
PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $14.06   $13.57   $12.93    $12.087   $11.256  $10.396    $10.606   $10.118
Value at end of period                                  $14.27   $14.06   $13.57    $12.93    $12.087  $11.256    $10.396   $10.606
Number of accumulation units outstanding at end of      128,554  132,044  156,673   208,945   203,572  146,073    284,700   211,071
period
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June
1998)
Value at beginning of period                            $9.43    $8.15    $6.25     $8.630    $11.481  $14.592    $9.764    $9.851
Value at end of period                                  $10.39   $9.43    $8.15     $6.25     $8.630   $11.481    $14.592   $9.764
Number of accumulation units outstanding at end of      14,736   15,102   4,009     4,422     4,137    8,697      2,511     2,693
period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $11.58   $11.60   $11.64    $11.603   $11.306  $10.762    $10.371   $10.097
Value at end of period                                  $11.70   $11.58   $11.60    $11.64    $11.603  $11.306    $10.762   $10.371
Number of accumulation units outstanding at end of      223,977  266,154  309,034   604,639   896,013  726,382    370,653   319,753
period
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $15.81   $14.00   $10.31    $13.599   $13.243  $12.565    $9.724    $11.126
Value at end of period                                  $16.92   $15.81   $14.00    $10.31    $13.599  $13.243    $12.565   $9.724
Number of accumulation units outstanding at end of      87,314   101,386  109,954   78,472    104,124  109,027    80,258    71,465
period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $11.68   $10.73   $9.09     $10.179   $11.084  $11.177    $10.270   $10.504
Value at end of period                                  $12.05   $11.68   $10.73    $9.09     $10.179  $11.084    $11.177   $10.270
Number of accumulation units outstanding at end of      13,537   9,987    6,168     12,126    17,957   16,607     9,394     18,307
period
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $11.26   $10.18   $8.29     $9.733    $11.143  $11.359    $10.059   $10.694
Value at end of period                                  $11.70   $11.26   $10.18    $8.29     $9.733   $11.143    $11.359   $10.059
Number of accumulation units outstanding at end of      10,740   6,479    9,774     5,274     6,934    16,321     16,116    17,615
period
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $12.38   $11.61   $10.35    $10.953   $11.362  $10.978    $10.380   $10.404
Value at end of period                                  $12.69   $12.38   $11.61    $10.35    $10.953  $11.362    $10.978   $10.380
Number of accumulation units outstanding at end of      8,862    21,114   11,808    16,425    29,205   23,848     29,162    29,301
period
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $13.07   $12.01   $9.76     $13.355   $14.964  $13.750    $11.644   $11.097
Value at end of period                                  $13.41   $13.07   $12.01    $9.76     $13.355  $14.964    $13.750   $11.644
Number of accumulation units outstanding at end of      41,028   54,950   53,100    58,978    76,652   71,351     77,073    110,097
period
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $16.09   $15.01   $13.33    $14.430   $15.335  $15.883    $12.689   $10.904
Value at end of period                                  0        $16.09   $15.01    $13.33    $14.430  $15.335    $15.883   $12.689
Number of accumulation units outstanding at end of      0        152,078  182,266   245,428   253,441  293,340    325,243   230,693
period


IICA/ILIAC Marathon Plus - 137339                IV-8


                                                        FOR THE
                                                        NINE
                                                        MONTHS
                                                        ENDED

                                                        9/30/05                           FOR THE YEAR ENDED DECEMBER 31,
                                                        --------- ------------------------------------------------------------------
                                                                 2004     2003    2002      2001      2000        1999      1998
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $13.97   $13.61   $12.95    $11.871   $11.159  $10.634    $10.599   $10.191
Value at end of period                                  0        $13.97   $13.61    $12.95    $11.871  $11.159    $10.634   $10.599
Number of accumulation units outstanding at end of      0        59,764   73,030    123,061   90,861   99,446     133,860   106,626
period
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $11.11   $10.76   $8.27     $11.399   $15.338  $18.177    $12.784   $11.091
Value at end of period                                  0        $11.11   $10.76    $8.27     $11.399  $15.338    $18.177   $12.784
Number of accumulation units outstanding at end of      0        90,647   126,620   181,345   218,936  276,793    316,527   178,276
period
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $13.19   $11.06   $8.29     $11.651   $19.488  $28.943    $13.003   $11.125
Value at end of period                                  0        $13.19   $11.06    $8.29     $11.651  $19.488    $28.943   $13.003
Number of accumulation units outstanding at end of      0        73,264   65,811    77,571    84,896   215,462    127,870   47,713
period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May
1998)
Value at beginning of period                            $11.55   $11.16   $9.11     $12.388   $16.175  $19.422    $11.960   $11.375
Value at end of period                                  0        $11.55   $11.16    $9.11     $12.388  $16.175    $19.422   $11.960
Number of accumulation units outstanding at end of      0        192,888  260,932   347,181   414,975  505,764    554,475   420,428
period
MFS(R) STRATEGIC INCOME SERIES
(Funds were first received in this option during June
1998)
Value at beginning of period                            $13.46   $12.66   $11.61    $10.847   $10.487  $10.123    $10.514   $10.032
Value at end of period                                  $13.51   $13.46   $12.66    $11.61    $10.847  $10.487    $10.123   $10.514
Number of accumulation units outstanding at end of      15,258   15,380   16,101    10,801    1,891    11,556     885       591
period
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during May
1998)
Value at beginning of period                            $14.94   $13.59   $11.83    $12.633   $12.762  $11.139    $10.942   $10.639
Value at end of period                                  0        $14.94   $13.59    $11.83    $12.633  $12.762    $11.139   $10.942
Number of accumulation units outstanding at end of      0        227,867  235,755   289,688   297,894  292,439    289,103   253,311
period
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May
1998)
Value at beginning of period                            $12.28   $10.38   $8.37     $11.742   $17.302  $19.738    $10.886   $11.304
Value at end of period                                  $13.12   $12.28   $10.38    $8.37     $11.742  $17.302    $19.738   $10.886
Number of accumulation units outstanding at end of      82,433   85,112   81,904    71,288    85,254   99,767     114,364   88,310
period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May
1998)
Value at beginning of period                            $19.74   $16.77   $11.88    $15.446   $17.784  $17.136    $10.949   $10.941
Value at end of period                                  0        $19.74   $16.77    $11.88    $15.446  $17.784    $17.136   $10.949
Number of accumulation units outstanding at end of      0        89,872   63,442    52,158    36,232   52,068     34,030    29,176
period
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during May
1998)
Value at beginning of period                            $10.53   $9.75    $7.79     $9.712    $10.948  $12.153    $10.111   $11.377
Value at end of period                                  $10.82   $10.53   $9.75     $7.79     $9.712   $10.948    $12.153   $10.111
Number of accumulation units outstanding at end of      158,428  210,846  206,573   201,949   229,847  235,409    263,646   232,433
period


IICA/ILIAC Marathon Plus - 137339                IV-9


                                                        FOR THE
                                                        NINE
                                                        MONTHS
                                                        ENDED

                                                        9/30/05                           FOR THE YEAR ENDED DECEMBER 31,
                                                        --------- ------------------------------------------------------------------
                                                                 2004     2003    2002      2001      2000        1999      1998
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May
1998)
Value at beginning of period                            $14.20   $13.23   $11.35    $10.694   $10.330  $10.191    $10.037   $10.118
Value at end of period                                  0        $14.20   $13.23    $11.35    $10.694  $10.330    $10.191   $10.037
Number of accumulation units outstanding at end of      0        93,366   76,974    63,290    75,249   87,548     106,774   85,477
period




IICA/ILIAC Marathon Plus - 137339                IV-10